Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Maturities of Lease Liabilities	The following table summarizes the maturities of lease liabilities as of December 31, 2023:
2024	$42
Imputed interest	1
Present value of lease liabilities	$41